Note 10 - Derivative Instruments - Summary of Forward Sales Contracts (Details) oz in Thousands, lb in Thousands	12 Months Ended
	Dec. 31, 2023 lb oz $ / USN $ / oz	Dec. 31, 2022 lb oz $ / USN $ / oz
Silver 2022 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | oz		3,124
Underlying, Derivative Mass | $ / oz		21.55
Silver 2023 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | oz	735
Underlying, Derivative Mass | $ / oz	24.4
Gold 2022 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | oz		8
Underlying, Derivative Mass | $ / oz		1,795
Gold 2023 Settlements For Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | oz	3
Underlying, Derivative Mass | $ / oz	2,045
Zinc 2022 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb		18,629
Underlying, Derivative Mass | $ / USN		1.38
Lead 2022 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb		11,960
Underlying, Derivative Mass | $ / USN		0.98
Zinc 2022 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb		37,533
Underlying, Derivative Mass | $ / USN		1.34
Lead 2022 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb		75,618
Underlying, Derivative Mass | $ / USN		1
Zinc 2023 Settlements for Provisional Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	441
Underlying, Derivative Mass | $ / USN	1.51
Lead 2023 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	49,273	45,856
Underlying, Derivative Mass | $ / USN	0.98	0.99
Lead 2023 Settlements for Provisional Sales[Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	15,542
Underlying, Derivative Mass | $ / USN	1
Lead 2024 Settlements for Forecasted Sales [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	56,713
Underlying, Derivative Mass | $ / USN	0.98